Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheets

	December 31, 2023	December 31, 2022

ASSETS
OTHER ASSET
Investment in subsidiaries	$31,902,645	$25,003,739
Total asset	$31,902,645	$25,003,739

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, and 9,200,000 shares outstanding as of December 31, 2023 and 2022	23,000	23,000
Additional paid-in capital	7,453,265	7,453,265
Statutory reserves	3,192,855	2,396,539
Retained earnings	23,242,946	16,621,556
Accumulated other comprehensive loss	(2,009,421)	(1,490,621)
Total shareholders’ equity	31,902,645	25,003,739

Total liabilities and shareholders’ equity	$31,902,645	$25,003,739

Schedule of income and comprehensive income

	For the years ended December 31,
	2023	2022	2021

EQUITY INCOME OF SUBSIDIARIES	$7,417,705	$5,782,018	$6,775,739

NET INCOME	7,417,705	5,782,018	6,775,739

FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(518,799)	(2,050,374)	347,249
COMPREHENSIVE INCOME	$6,898,906	$3,731,644	$7,122,988

Schedule of cash flows

	For the years ended December 31,
	2023	2022	2021

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$7,417,705	$5,782,018	$6,775,739
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	(7,417,705)	(5,782,018)	(6,775,739)
Net cash used in operating activities	—	—	—

CHANGES IN CASH	—	—	—

CASH, beginning of year	—	—	—

CASH, end of year	$—	$—	$—